SCHEDULE OF CONSIDERATION PAYABLE TO WEBANK (Details) (Parenthetical) - July Agreement 2020 [Member] ¥ in Millions	Mar. 31, 2020 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amount of guarantee settlement	¥ 372.0
Maximum annual settlement amount	¥ 84.0